Income Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
ACCOUNTING INCOME BEFORE TAX	$ 2,104,990	$ 1,645,648	$ 1,376,069
Total tax income (expense) using statutory rate	(568,345)	(419,637)	(330,256)
Tax effect of rates applied in other countries	(139,772)	(179,788)	(165,722)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	403,399	138,031	76,231
Tax effect of non-tax-deductible expenses	(145,156)	(127,758)	(247,867)
Tax effect of changes in income tax rates	4,662	54,967	(32,835)
Tax effect of adjustments to taxes in previous periods	7,692	24,030	(1,666)
Adjustments for prior periods deferred taxes	(412)	(8,979)	667
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)			169,987
Total adjustments to tax expense using statutory rate	130,413	(99,497)	(201,205)
Income tax benefit (expense), continuing operations	$ (437,932)	$ (519,134)	$ (531,461)
Total tax income (expense) using statutory rate	(27.00%)	(25.50%)	(24.00%)
Tax effect of rates applied in other countries	(6.64%)	(10.93%)	(12.04%)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	19.16%	8.39%	5.54%
Tax effect of non-tax-deductible expenses	(6.90%)	(7.76%)	(18.01%)
Tax effect of changes in income tax rates	0.22%	3.30%	(2.39%)
Tax effect of adjustments to taxes in previous periods	0.37%	1.50%	(0.12%)
Adjustments for prior periods deferred taxes	(0.02%)	(0.546%)	0.05%
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)	0.00%		12.35%
Total adjustments to tax expense using statutory rate	6.00%	(6.05%)	(14.62%)
Income tax benefit (expense), continuing operations	(20.80%)	(31.55%)	(38.62%)